Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Available-For-Sale Securities [Abstract]
Available-for-sale securities, cost	$ 1,614	$ 1,614
Available-for-sale securities, market value	1,643	1,586
Unrealized gain (loss) on available-for-sale securities	57	718	(746)
Proceeds from sales of available-for-sale securities		6,864
Available-for-sale securities, gross realized gains		132
Available-for-sale securities, gross realized losses		30
Other than temporary impairment charge, available for sale securities